Discontinued operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended										3 Months Ended			12 Months Ended
	Jun. 28, 2013 Businesses	Jun. 29, 2012	Mar. 29, 2013 Businesses	Mar. 30, 2012	Apr. 01, 2011	Mar. 29, 2013 BSS [Member]	Mar. 29, 2013 CSC Credit Services, Enterprise System Integration Businessa and CSC Italia [Member] BSS [Member] Businesses	Mar. 29, 2013 CSC Credit Services [Member] BSS [Member]	Mar. 29, 2013 Enterprise System Integration Business [Member] BSS [Member]	Mar. 29, 2013 CSC Italia [Member] BSS [Member]	Apr. 01, 2011 NPS Segment, Businesses with Governmental Organization Conflict of Interest [Member] NPS Segment [Member] Businesses	Mar. 29, 2013 NPS Segment, Businesses with Governmental Organization Conflict of Interest [Member] NPS Segment [Member]	Oct. 01, 2010 NPS Segment, Divestiture One [Member] NPS Segment [Member]	Apr. 01, 2011 NPS Segment, Divestiture Two [Member] NPS Segment [Member]	Jun. 28, 2013 Paxus [Member]	Mar. 29, 2013 Paxus [Member]	Mar. 29, 2013 Paxus [Member] BSS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount of cash consideration received	$ 56	$ 2						$ 1,001	$ 90					$ 63		$ 63
Discontinued Operation, Intercompany Amounts with Discontinued Operation before Disposal Transaction, Costs										35
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents										8
Discontinued Operations, Proceeds from Divestiture of Business, Purchase Price Adjustment										6
Accounts Receivable, Net, Current									14	6						16
Number of Divestitures in Period	2		3				3				2
Disposal Group, Including Discontinued Operations, Transaction Costs							11									3	3
Assets of Disposal Group, Including Discontinued Operation, Current							129					38					41
Assets of Disposal Group, Including Discontinued Operation, Noncurrent							11										2
Disposal Group, Including Discontinued Operation, Goodwill							241
Liabilities of Disposal Group, Including Discontinued Operation							85										5
Discontinued Operation, Tax Effect of Discontinued Operation			3	82
Deductions			(241)			(241)
Consideration of divested assets													56	65	10	79
Amount of cash consideration included in other receivables														2
Pre-tax gain from divestiture											59					38
Net property and equipment derecognized											8
Goodwill derecognized	55										23
Liabilities derecognized											12
Transaction costs incurred											5
Operations [Abstract]
Revenue			1,193	1,401	1,547
Income from discontinued operations, before taxes			115	140	151
Taxes on income			(51)	25	(53)
Net income from discontinued operations			64	165	98
Disposal [Abstract]
Gain on disposition, before taxes		2	769	(2)	59			1	14
Taxes on income			(352)	3	(31)
Gain (loss) on disposition, net of taxes			417	1	28						28
Income from discontinued operations, net of taxes	$ 14	$ 21	$ 481	$ 166	$ 126